Federated Hermes MDT Large Cap Core ETF Investment Strategy - Federated Hermes MDT Large Cap Core ETF	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund seeks to achieve its objective by investing primarily in the common stock of large-cap U.S. companies. The Fund’s investment adviser’s (“Adviser”) investment strategy utilizes a large-cap approach by selecting most of its investments from companies listed in the Russell 1000® Index, an index that measures the performance of those companies within the large-cap segment of the U.S. equity universe, which includes the 1,000 largest U.S. companies by market capitalization. The Fund considers large-cap companies to be those within the range of companies listed in the Russell 1000® Index. As of February 28, 2026, companies in the Russell 1000® Index ranged in market capitalization from $0.1 billion to $4.3 trillion. As more fully described in this Prospectus, the Fund’s investments primarily include the following: equity securities of domestic issuers and real estate investment trusts (REITs). As the Fund’s sector exposure approximates the Russell 1000® Index, the Fund may, from time to time, have large allocations to certain broad market sectors, such as information technology, financials and healthcare. Although the Fund’s investments are primarily selected from companies listed in the Russell 1000® Index, the Fund is not designed to track the overall composition or returns of the Russell 1000® Index and the Adviser actively manages the Fund’s investment strategy using the Fund’s quantitative model. The Adviser implements its strategy using a quantitative model driven by fundamental and technical stock selection variables. This process seeks to impose strict discipline over stock selection, unimpeded by market or manager psychology. It seeks to maximize compound annual return while controlling risk. The process also takes into account trading costs in an effort to ensure that trades are generated only to the extent they are expected to be profitable on an after-trading-cost basis. Additionally, risk is controlled through diversification constraints which limit exposure to individual companies as well as groups of correlated companies. The Adviser’s stock selection process is expected to result in investments in companies with both growth and value characteristics. The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in large-cap companies. For purposes of this policy, large-cap companies will be defined as companies with market capitalizations within the range of companies in the Russell 1000® Index. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy. The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate and increase the Fund’s trading costs, which may have an adverse impact on the Fund’s performance. An active trading strategy will likely result in the Fund generating more short-term capital gains or losses. Short-term gains are generally taxed at a higher rate than long-term gains. Any short-term losses are used first to offset short-term gains.